WARRANTS - Broker warrants (Details) - Broker warrants € in Thousands		1 Months Ended
	Nov. 18, 2020 EUR (€)	Feb. 18, 2021 EUR (€) shares	Dec. 31, 2021 $ / shares shares	Nov. 18, 2020 Y $ / shares shares	Mar. 14, 2019 $ / shares shares
WARRANTS
Number of warrants			177,434	177,434
Increase in fair value of warrants | €	€ 399	€ 196
Decrease in share capital | €	331
Decrease in fair value of warrants | €	€ 68	€ 361
Exercise price of warrants (in dollars per share) | $ / shares			$ 7.00	$ 7.00	$ 7.00
Number of common share per unit			1	1	1
Number of warrants per unit			0.50	0.50	0.5
Exercise of warrants (in shares)		160,548
Number of shares issued on exercise of warrants		160,548
Increase in share capital | €		€ 897
Maximum
WARRANTS
Number of public offering warrants issued on exercise of broker warrants		80,274
Black-Scholes valuation model | Expected dividend yield (%)
WARRANTS
Warrants input				0.0
Black-Scholes valuation model | Expected share price volatility (%)
WARRANTS
Warrants input				103.5
Black-Scholes valuation model | Risk-free interest rate (%)
WARRANTS
Warrants input				0.11
Black-Scholes valuation model | Expected life of warrants (years)
WARRANTS
Warrants input | Y				1.0
Black-Scholes valuation model | Underlying share price (CAD)
WARRANTS
Warrants input | $ / shares				8.00